Condensed financial information of the Company (Tables)	6 Months Ended
Sep. 30, 2022
Condensed financial information of the Company
Summary of condensed financial information of the Company on a parent company only basis

Condensed balance sheets

	As of
	September 30, 2022	March 31, 2022
	(Unaudited)	(Audited)
ASSETS
Current assets:
Cash and cash equivalents	$1,515,204	$2,622,624
Deferred expenses	14,875	48,624
Prepayments	3,776,314	148,355
Investment in subsidiaries and VIE	38,047,177	48,796,630
TOTAL ASSETS	$43,353,570	$51,616,233
Amounts due to related parties	20,000	2,443
Amounts due to subsidiaries and VIE	—	967,522
Accrued expenses	671,133	382,983
TOTAL LIABILITIES	$691,133	$1,352,948
Shareholders’ equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 14,900,000 and 14,900,000 shares issued and outstanding as of September 30, 2022 and March 31, 2022, respectively	2,980	2,980
Additional paid-in capital	18,055,407	18,055,407
Statutory reserve	745,590	745,590
Accumulated profits	26,034,769	29,018,885
Accumulated other comprehensive income	(2,176,309)	2,440,423
Total shareholders’ equity	$42,662,437	$50,263,285

Condensed statements of income (unaudited)

	For the six months ended September 30,
	2022	2021
Revenue	$—	$—
Cost of revenue	—	—
Gross profit	—	—
Operating expenses:
General and administrative expenses	$(1,245,367)	$(1,587,311)
Share of profit in subsidiaries and VIE	(1,737,721)	1,600,703
Others, net	(1,028)	(56,756)
(Loss)/Income before income tax provision	(2,984,116)	(43,364)
Provision for income tax	—	—
Net (loss)/profit	$(2,984,116)	$(43,364)

Condensed statements of comprehensive income (unaudited)

	For the six months ended September 30,
	2022	2021
Net (loss)/income	$(2,984,116)	$(43,364)
Other comprehensive income	(4,616,732)	529,906
Total comprehensive income	$(7,600,848)	$486,542

Condensed cash flow

	For the six months ended
	September 30,
	2022	2021
Net cash (used by) / provided by operating activities	$(862,420)	$3,468,883
Net cash used in investing activities	(245,000)	(2,020,000)
Net cash provided by financing activities	—	—
Net cash (outflow) / inflow	$(1,107,420)	$1,448,883